Financial risk management - Aging of receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Aging receivables
Financial assets	€ 14,829	€ 12,381
Trade receivables
Aging receivables
Financial assets	5,503	5,025
Credit risk | Loans and receivables | Gross Carrying Amount
Aging receivables
Financial assets	7,124	6,936
Credit risk | Loans and receivables | Gross Carrying Amount | Current
Aging receivables
Financial assets	6,448	6,077
Credit risk | Loans and receivables | Gross Carrying Amount | Past due 1-30 days
Aging receivables
Financial assets	93	156
Credit risk | Loans and receivables | Gross Carrying Amount | Past due 31-180 days
Aging receivables
Financial assets	199	323
Credit risk | Loans and receivables | Gross Carrying Amount | More than 180 days
Aging receivables
Financial assets	384	380
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables
Aging receivables
Financial assets	5,802	5,171
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Current
Aging receivables
Financial assets	5,190	4,364
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Past due 1-30 days
Aging receivables
Financial assets	93	156
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Past due 31-180 days
Aging receivables
Financial assets	199	306
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | More than 180 days
Aging receivables
Financial assets	320	345
Credit risk | Loans and receivables | Gross Carrying Amount | Contract assets
Aging receivables
Financial assets	1,080	1,489
Credit risk | Loans and receivables | Gross Carrying Amount | Contract assets | Current
Aging receivables
Financial assets	1,080	1,489
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables
Aging receivables
Financial assets	242	276
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables | Current
Aging receivables
Financial assets	178	224
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables | Past due 31-180 days
Aging receivables
Financial assets		17
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables | More than 180 days
Aging receivables
Financial assets	€ 64	€ 35